Offerings - Offering: 1	Oct. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	22,250,000
Proposed Maximum Offering Price per Unit	5.185
Maximum Aggregate Offering Price	$ 115,366,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,932.08
Offering Note	Represents the ordinary shares of the registrant that may be offered for resale by the selling shareholders pursuant to the prospectus included in the registration statement to which this exhibit is attached.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The maximum price per share and maximum aggregate offering price are based on the average of the high and low sale prices of the ordinary shares as reported on the New York Stock Exchange on October 22, 2025, which date is within five business days prior to filing this registration statement.